Financial Instruments - Narrative (Details) € in Millions	1 Months Ended				12 Months Ended
	Nov. 30, 2024 USD ($)	Nov. 30, 2024 EUR (€)	Feb. 28, 2023 USD ($)	Feb. 28, 2023 EUR (€)	Dec. 31, 2024 USD ($) note cryptocurrency	Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)	Dec. 31, 2024 EUR (€) note cryptocurrency	Oct. 31, 2024 USD ($)
Disclosure of financial assets [line items]
Financial liabilities					$ 22,808,000,000	$ 16,433,300,000
Borrowings					152,000,000.0	0		$ 148,700,000
Cash collateral rec’d/(pledged)					420,100,000	184,500,000
Derivative instruments - assets					1,163,500,000	655,600,000	[1]	480,800,000
Derivative instruments - liabilities					751,700,000	402,200,000	[2]	294,300,000
Financial instrument, deferred day one gains (losses)					$ 5,300,000	$ 3,100,000
Concentration Of Cash Balances | UK-based, AA- Rated Global Banking Group
Disclosure of financial assets [line items]
Concentration risk					44.00%	46.00%			44.00%
Concentration Of Exposure To Exchanges, Clearing Houses And Other Counterparties | INTERCONTINENTAL EXCHANGE
Disclosure of financial assets [line items]
Concentration risk					32.00%	38.00%			32.00%
Concentration Of Exposure To Exchanges, Clearing Houses And Other Counterparties | CHICAGO MERCANTILE EXCHANGE
Disclosure of financial assets [line items]
Concentration risk					26.00%	38.00%			26.00%
Concentration Of Exposure To Treasury Instruments | US Government Or US Government Sponsored Enterprise
Disclosure of financial assets [line items]
Concentration risk					86.00%	97.00%			86.00%
US Treasuries | Top of range
Disclosure of financial assets [line items]
Financial Instrument, maturity term					2 years
Financial Instruments Other Than US Treasuries | Top of range
Disclosure of financial assets [line items]
Financial Instrument, maturity term					3 months
Deposit In Financial Institutions | Top of range
Disclosure of financial assets [line items]
Financial Instrument, maturity term					3 months
Interest Rate Swap and Cross Currency Swap
Disclosure of financial assets [line items]
Credit derivative, nominal amount					$ 327,300,000				€ 300.0
Derivative, fixed interest rate paid					8.375%				8.375%
Derivative, adjustment to interest rate basis					6.10%
Interest Rate Swap
Disclosure of financial assets [line items]
Credit derivative, nominal amount					$ 600,000,000.0
Derivative, fixed interest rate paid					6.404%				6.404%
Derivative, adjustment to interest rate basis					2.5751%
Derivative, hedging ratio					100.00%				100.00%
Marex Capital Markets, Inc.
Disclosure of financial assets [line items]
Regulatory capital requirement, threshold percentage of excess net capital threshold					10.00%				10.00%
Regulatory capital					$ 723,400,000	$ 664,200,000
Regulatory capital, subordinated debt					345,000,000.0	345,000,000.0
Excess net capital					212,200,000	280,900,000
Regulatory capital requirement, threshold amount requiring approval					21,200,000	28,100,000
Regulatory capital requirement, restricted amount					323,800,000	316,900,000
Market Making
Disclosure of financial assets [line items]
Value at risk					4,000,000.0	2,500,000
Average monthly value at risk					3,000,000.0	2,500,000
Hedging and Investment Solutions
Disclosure of financial assets [line items]
Value at risk					$ 8,500,000	500,000
Number of other cryptocurrencies | cryptocurrency					4				4
Cryptocurrencies risk exposure, number of structured notes issued | note					2				2
Market Risk For The OTC FX Desk | Agency and Execution
Disclosure of financial assets [line items]
Value at risk					$ 500,000
Market Risk For The US Repo Desk | Agency and Execution
Disclosure of financial assets [line items]
Value at risk					500,000	500,000
Market Risk For The US Securities Financing Desk | Agency and Execution
Disclosure of financial assets [line items]
Value at risk					500,000	500,000
Market Risk For The Equity Market Making Business | Market Making
Disclosure of financial assets [line items]
Value at risk					500,000	500,000
Market Risk For The Frontier FX Desk | Market Making
Disclosure of financial assets [line items]
Value at risk					500,000
Market Risk For The Interest Rate Swaps Desk | Market Making
Disclosure of financial assets [line items]
Value at risk					500,000
Market Risk For The US Corporate Bonds Desk | Market Making
Disclosure of financial assets [line items]
Value at risk					500,000	500,000
Market Risk On The Delta One Total Return Future Desk | Market Making
Disclosure of financial assets [line items]
Value at risk					500,000
Market Risk In The Volatility Performance Fund | Market Making
Disclosure of financial assets [line items]
Value at risk					500,000	500,000
Currency risk | Forward contract | Hedges of net investment in foreign operations
Disclosure of financial assets [line items]
Gains (losses) on cash flow hedges, before tax					1,800,000	2,900,000		2,100,000
Gains (losses) on ineffectiveness of cash flow hedges recognised in profit or loss					$ 0	0		0
Interest rate risk
Disclosure of financial assets [line items]
Short term rates movement in percentages					1.00%				1.00%
Sensitivity analysis, rolling period					3 months
Increase in NII due to risk factor					$ 17,000,000	38,000,000
Decrease in NII due to risk factor					17,000,000	38,000,000
Interest rate risk | Forward contract | Hedges of net investment in foreign operations
Disclosure of financial assets [line items]
Gains (losses) on cash flow hedges, before tax					24,600,000	0		$ 2,100,000
Gains (losses) on ineffectiveness of cash flow hedges recognised in profit or loss					$ 0	0
Own Credit Risk | Other Financial Liabilities
Disclosure of financial assets [line items]
Short term rates movement in percentages					0.01%				0.01%
Increase (decrease) in profit (loss) due to own credit risk					$ 300,000	200,000
Financial liabilities – FVTPL:
Disclosure of financial assets [line items]
Financial liabilities					10,962,600,000	4,295,500,000
Amortised Cost
Disclosure of financial assets [line items]
Financial liabilities					$ 11,817,900,000	$ 12,137,600,000
Debt Securities, EMNT Program | Amortised Cost
Disclosure of financial assets [line items]
Debt securities, maturity term					37 months	49 months
Borrowings, maximum borrowing capacity					$ 750,000,000.0
Borrowings					$ 333,400,000	$ 358,500,000
Borrowings, interest rate			8.38%	8.38%	8.38%	8.38%			8.38%
Proceeds from non-current borrowings | €				€ 300.0
Proceeds from non-current borrowings, net			$ 325,600,000
Debt Securities, Senior Note Program | Amortised Cost
Disclosure of financial assets [line items]
Debt securities, maturity term					58 months
Borrowings, maximum borrowing capacity										$ 700,000,000.0
Borrowings					$ 596,500,000
Borrowings, interest rate	6.404%	6.404%			6.40%				6.40%
Proceeds from non-current borrowings | €		€ 600.0
Proceeds from non-current borrowings, net	$ 596,700,000
Committed Revolving Credit Facility
Disclosure of financial assets [line items]
Undrawn borrowing facilities					$ 275,000,000	$ 250,000,000
Uncommitted securities financing facility
Disclosure of financial assets [line items]
Borrowings					30,000,000.0	0
Undrawn borrowing facilities					200,000,000.0	125,000,000.0
Debt Securities, Financial Products Programs | Financial liabilities – FVTPL:
Disclosure of financial assets [line items]
Financial liabilities					$ 2,667,400,000	$ 1,850,400,000
Debt securities, maturity term					17 months	15 months
Debt securities, imputed interest rate					6.40%	7.80%			6.40%
Debt Securities, Tier 2 Program | Financial liabilities – FVTPL:
Disclosure of financial assets [line items]
Financial liabilities					$ 7,200,000	$ 7,400,000
Debt securities, maturity term					14 months	26 months
Debt securities, adjustment to interest rate basis					6.43%	6.43%			6.43%

[1]	Prior period comparatives have been restated. Refer to note 3(b) and 36 for further information
[2]	Prior period comparatives have been restated. Refer to note 3(b) and 36 for further information